Taxation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Taxation
Schedule of reconciliation of effective tax rate

The reconciliation of the effective tax rate to a statutory tax rate is presented in a table below:

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Profit/(loss) before income tax	24,163	(11,603)
Tax calculated at the applicable tax rates	(3,008)	1,461
Effect of different tax rates in other countries	(81)	12
Tax effect of non-taxable income net of non-deductible expenses	590	(120)
Tax effect of deductions under special tax regimes	1,808	(1,118)
Tax effect of tax losses brought forward	611	(220)
Tax effect of loss for the year	(467)	—
Overseas tax in excess of credit claim used during the period	(205)	(199)
Income tax expense	(752)	(184)

	2021	2020	2019
(Loss)/income before income tax	(116,317)	111	(35,519)
Tax calculated at the applicable tax rates	14,545	(15)	4,440
Effect of different tax rates in other countries	82	(9)	(5)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(14,665)	401	906
Tax effect of deductions under special tax regimes	169	(624)	(4,126)
Tax effect of tax losses brought forward	395	230	(1,220)
Tax effect of loss for the year for which no deferred tax asset is recognized	(637)	—	—
Overseas tax in excess of credit claim used during the period	(1,016)	(845)	(2)
Income tax expense	(1,127)	(862)	(7)